Shareholders' equity (Schedule of Stock-Based Compensation Costs) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	$ 2,762	$ 1,746	$ 8,899	$ 11,648	$ 1,403
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	70	22	142	12	20
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	1,042	635	3,197	731	286
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	527	256	1,853	1,480	836
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	$ 1,123	$ 833	$ 3,707	$ 9,425	$ 261